Dividend Restrictions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Dividend Restrictions [Abstract]
Percentage of outstanding capital stock, maximum (in hundredths)	50.00%
Undistributed earnings	$ 4.8
Restricted investments	$ 118.9
Minimum percentage of Tier 1 capital amount (in hundredths)	90.00%
SBLF dividend description	After two years, the 90% limitation will decrease by 10% for every 1% increase in qualified small business lending.
Percentage by which minimum percentage of Tier1 capital amount reduced (in hundredths)	10.00%
Percentage of increase in qualified small business lending (in hundredths)	1.00%